Asset Acquisition - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Other noncurrent assets total acquisition cost	$ 3,753	$ 4,229	$ 1,717